INCOME AND SOCIAL CONTRIBUTION TAXES - Projections (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ (1,752,855)	R$ (337,917)	R$ 27,497
2019
DEFERRED TAXES AND TAXES RECOVERABLE
Total	2,082,829
2020
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(555,161)
2021
DEFERRED TAXES AND TAXES RECOVERABLE
Total	494,257
2022
DEFERRED TAXES AND TAXES RECOVERABLE
Total	1,002,778
2023
DEFERRED TAXES AND TAXES RECOVERABLE
Total	259,562
Over five years
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ (6,147,442)